Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	ALARM.COM HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37461
Entity Tax Identification Number	26-4247032
Entity Address, Address Line One	8281 Greensboro Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Tysons
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	877
Local Phone Number	389-4033
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ALRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001459200